Document and Entity Information	12 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Dec 31, 2011

John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Core Allocation Plus Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.92	0.92	0.92		0.92

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	0.49	0.49	0.49		0.49

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	2.16	2.06	1.66		1.46

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	Based on estimated expenses for the current year.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	219	209	169	149
3 Years	676	646	544	462
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Emerging Markets Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.95	0.95	0.95		0.95

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.08	3.08	3.08		3.08

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	4.78	4.68	4.28		4.08

Contractual expense reimbursement[3]	-2.74	-2.74	-2.64		-2.74

Total annual fund operating expenses after expense reimbursements	2.04	1.94	1.64		1.34

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.04%, 1.94%, 1.64% and 1.34% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	207	197	167	136
3 Years	1,193	1,165	1,078	990
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental All Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.68	0.68	0.68		0.68

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	3.44	3.34	3.29		3.24

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.19	3.19	3.19		3.19

Total fund operating expenses	4.62	4.52	4.12		3.92

Contractual expense reimbursement[3]	-3.03	-3.03	-2.93		-3.03

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,121	1,092	1,004	916
You should read this Supplement in conjunction with the Prospectus and retain it for future reference
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.73	0.73	0.73		0.73

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.49	3.39	3.34		3.29

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.24	3.24	3.24		3.24

Total fund operating expenses	4.72	4.62	4.22		4.02

Contractual expense reimbursement[3]	-3.13	-3.13	-3.03		-3.13

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,141	1,112	1,024	936
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Value Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee[1]	0.69	0.69	0.69		0.69

Distribution and service (12b-1) fees	0.50	0.50	0.15	[2]	0.00

Other expenses[3]	3.50	3.40	3.35		3.30

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.25	3.25	3.25		3.25

Total fund operating expenses	4.69	4.59	4.19		3.99

Contractual expense reimbursement[4]	-3.10	-3.10	-3.00		-3.10

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	“Management fee” has been restated to reflect current fees.
[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,135	1,106	1,018	930
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Core Allocation Plus Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.92	0.92	0.92		0.92

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	0.49	0.49	0.49		0.49

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	2.16	2.06	1.66		1.46

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	Based on estimated expenses for the current year.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	219	209	169	149
3 Years	676	646	544	462
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Emerging Markets Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.95	0.95	0.95		0.95

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.08	3.08	3.08		3.08

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	4.78	4.68	4.28		4.08

Contractual expense reimbursement[3]	-2.74	-2.74	-2.64		-2.74

Total annual fund operating expenses after expense reimbursements	2.04	1.94	1.64		1.34

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.04%, 1.94%, 1.64% and 1.34% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	207	197	167	136
3 Years	1,193	1,165	1,078	990
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental All Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.68	0.68	0.68		0.68

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	3.44	3.34	3.29		3.24

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.19	3.19	3.19		3.19

Total fund operating expenses	4.62	4.52	4.12		3.92

Contractual expense reimbursement[3]	-3.03	-3.03	-2.93		-3.03

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,121	1,092	1,004	916
You should read this Supplement in conjunction with the Prospectus and retain it for future reference
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.73	0.73	0.73		0.73

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.49	3.39	3.34		3.29

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.24	3.24	3.24		3.24

Total fund operating expenses	4.72	4.62	4.22		4.02

Contractual expense reimbursement[3]	-3.13	-3.13	-3.03		-3.13

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,141	1,112	1,024	936
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Value Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee[1]	0.69	0.69	0.69		0.69

Distribution and service (12b-1) fees	0.50	0.50	0.15	[2]	0.00

Other expenses[3]	3.50	3.40	3.35		3.30

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.25	3.25	3.25		3.25

Total fund operating expenses	4.69	4.59	4.19		3.99

Contractual expense reimbursement[4]	-3.10	-3.10	-3.00		-3.10

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	“Management fee” has been restated to reflect current fees.
[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,135	1,106	1,018	930
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Core Allocation Plus Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Core Allocation Plus Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table arerevised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.92	0.92	0.92		0.92

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	0.49	0.49	0.49		0.49

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	2.16	2.06	1.66		1.46

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	Based on estimated expenses for the current year.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	219	209	169	149
3 Years	676	646	544	462
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses for the current year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Core Allocation Plus Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Total fund operating expenses	rr_ExpensesOverAssets	2.16%
1 Year	rr_ExpenseExampleYear01	219
3 Years	rr_ExpenseExampleYear03	676
Core Allocation Plus Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Total fund operating expenses	rr_ExpensesOverAssets	2.06%
1 Year	rr_ExpenseExampleYear01	209
3 Years	rr_ExpenseExampleYear03	646
Core Allocation Plus Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Total fund operating expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	544
Core Allocation Plus Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
Emerging Markets Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Emerging Markets Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table arerevised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.95	0.95	0.95		0.95

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.08	3.08	3.08		3.08

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	4.78	4.68	4.28		4.08

Contractual expense reimbursement[3]	-2.74	-2.74	-2.64		-2.74

Total annual fund operating expenses after expense reimbursements	2.04	1.94	1.64		1.34

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 2.04%, 1.94%, 1.64% and 1.34% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	207	197	167	136
3 Years	1193	1165	1078	990
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Emerging Markets Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.08%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Total fund operating expenses	rr_ExpensesOverAssets	4.78%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	1,193
Emerging Markets Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.08%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Total fund operating expenses	rr_ExpensesOverAssets	4.68%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	1,165
Emerging Markets Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[5]
Other expenses	rr_OtherExpensesOverAssets	3.08%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Total fund operating expenses	rr_ExpensesOverAssets	4.28%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.64%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	1,078
Emerging Markets Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.08%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	4.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	990
Fundamental All Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental All Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table arerevised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.68	0.68	0.68		0.68

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	3.44	3.34	3.29		3.24

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.19	3.19	3.19		3.19

Total fund operating expenses	4.62	4.52	4.12		3.92

Contractual expense reimbursement[3]	-3.03	-3.03	-2.93		-3.03

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,121	1,092	1,004	916
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Fundamental All Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.44%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.19%
Total fund operating expenses	rr_ExpensesOverAssets	4.62%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.03%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	1,121
Fundamental All Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.34%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.19%
Total fund operating expenses	rr_ExpensesOverAssets	4.52%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.03%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	1,092
Fundamental All Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[7]
Other expenses	rr_OtherExpensesOverAssets	3.29%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.19%
Total fund operating expenses	rr_ExpensesOverAssets	4.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.93%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.19%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	1,004
Fundamental All Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.24%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.19%
Total fund operating expenses	rr_ExpensesOverAssets	3.92%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.03%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	916
Fundamental Large Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table arerevised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.73	0.73	0.73		0.73

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.49	3.39	3.34		3.29

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.24	3.24	3.24		3.24

Total fund operating expenses	4.72	4.62	4.22		4.02

Contractual expense reimbursement[3]	-3.13	-3.13	-3.03		-3.13

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,141	1,112	1,024	936
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Fundamental Large Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.49%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.24%
Total fund operating expenses	rr_ExpensesOverAssets	4.72%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.13%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	1,141
Fundamental Large Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.39%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.24%
Total fund operating expenses	rr_ExpensesOverAssets	4.62%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.13%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	1,112
Fundamental Large Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[7]
Other expenses	rr_OtherExpensesOverAssets	3.34%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.24%
Total fund operating expenses	rr_ExpensesOverAssets	4.22%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.03%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.19%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	1,024
Fundamental Large Cap Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.29%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.24%
Total fund operating expenses	rr_ExpensesOverAssets	4.02%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.13%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	936
Fundamental Large Cap Value Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Value Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table arerevised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee[1]	0.69	0.69	0.69		0.69

Distribution and service (12b-1) fees	0.50	0.50	0.15	[2]	0.00

Other expenses[3]	3.50	3.40	3.35		3.30

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.25	3.25	3.25		3.25

Total fund operating expenses	4.69	4.59	4.19		3.99

Contractual expense reimbursement[4]	-3.10	-3.10	-3.00		-3.10

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	“Management fee” has been restated to reflect current fees.
[2]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 feeof 0.25%.

[3]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,135	1,106	1,018	930
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating costs (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Fundamental Large Cap Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.50%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.25%
Total fund operating expenses	rr_ExpensesOverAssets	4.69%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.10%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	1,135
Fundamental Large Cap Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	3.40%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.25%
Total fund operating expenses	rr_ExpensesOverAssets	4.59%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.10%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	1,106
Fundamental Large Cap Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[7]
Other expenses	rr_OtherExpensesOverAssets	3.35%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.25%
Total fund operating expenses	rr_ExpensesOverAssets	4.19%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.00%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.19%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	1,018
Fundamental Large Cap Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.30%	[3]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Additional expenses	rr_Component2OtherExpensesOverAssets	3.25%
Total fund operating expenses	rr_ExpensesOverAssets	3.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.10%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	930

[1]	Based on estimated expenses for the current year.
[2]	The fund's distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4 and Class R5 shares.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.04%, 1.94%, 1.64% and 1.34% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[5]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[6]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[7]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[8]	"Management fee" has been restated to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Document Creation Date	dei_DocumentCreationDate	May 31, 2012